As filed with the Securities and Exchange Commission on October 27, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of principal executive offices) (Zip code)

Gary Hibler
2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2005

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments.

The Jensen Portfolio, Inc.
Schedule of Investments
August 31, 2005 (Unaudited)
(showing percentage of total net assets)

	Shares		Value
		COMMON STOCKS - 99.29%
		Beverages - 9.15%
	1,749,000	Anheuser-Busch Companies, Inc.	$77,498,190
	1,705,000	The Coca-Cola Company	75,020,000
	2,103,000	PepsiCo, Inc.	115,349,550
			267,867,740
		Capital Markets - 2.95%
	1,369,000	T. Rowe Price Group Inc.	86,247,000
		Commercial Services & Supplies - 4.51%
	3,993,000	Equifax, Inc.	131,928,720
		Consumer Finance - 5.00%
	5,813,000	MBNA Corporation	146,487,600
		Electrical Equipment - 4.98%
	2,166,000	Emerson Electric Co.	145,728,480
		Food & Staples Retailing - 3.75%
	3,288,000	Sysco Corporation	109,753,440
		Health Care Equipment & Supplies - 9.91%
	2,248,000	Medtronic, Inc.	128,136,000
	2,966,000	Stryker Corporation	161,795,300
			289,931,300
		Health Care Providers & Services - 4.17%
	3,047,000	Patterson Companies Inc. (a)	122,062,820
		Household Products - 11.15%
	1,544,000	The Clorox Company	88,888,080
	1,881,000	Colgate-Palmolive Company	98,752,500
	2,501,000	The Procter & Gamble Company	138,755,480
			326,396,060
		Industrial Conglomerates - 8.86%
	1,649,500	3M Co.	117,361,925
	4,227,000	General Electric Company	142,069,470
			259,431,395
		IT Services - 10.13%
	2,569,000	Automatic Data Processing, Inc.	109,824,750
	2,435,000	First Data Corporation	101,174,250
	2,506,000	Paychex, Inc.	85,529,780
			296,528,780
		Media - 12.39%
	1,238,000	Gannett Co., Inc.	90,027,360
	2,948,000	The McGraw-Hill Companies, Inc.	142,152,560
	1,623,500	Omnicom Group Inc.	130,594,340
			362,774,260
		Pharmaceuticals - 12.34%
	2,737,000	Abbott Laboratories	123,520,810
	1,967,000	Johnson & Johnson	124,688,130
	4,438,000	Pfizer Inc.	113,035,860
			361,244,800
		Total Common Stocks (Cost $2,642,237,190)	2,906,382,395

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 1.05%
		Commercial Paper - 1.05%
	$30,810,000	Prudential Funding, 3.47%, 9/1/2005	30,810,000
		Variable Rate Demand Notes (b) - 0.00%
	11,607	Wisconsin Corporate Central Credit Union, 3.36%	11,607
		Total Short Term Investments (Cost $30,821,607)	30,821,607
		Total Investments 100.34% (Cost $2,673,058,797)	2,937,204,002
		Liabilities in Excess of Other Assets - (0.34)%	(9,935,497)
		NET ASSETS 100.00%	$2,927,268,505

(a)	None- Income Poducing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates shown are as August 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Jensen Portfolio, Inc.

By (Signature and Title)   /s/ Gary Hibler
                                                       Gary Hibler, President

Date  10/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Gary Hibler
                                           Gary Hibler, President

Date  10/27/05

By (Signature and Title)   /s/ Brian Ferrie
                                           Brian Ferrie, Treasurer

Date  10/27/05